EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Feb. 29, 2024
Disclosure Of Exploration And Evaluation Assets Abstract
Disclsoure of detailed information about exploration and evaluation assets [Table Text Block]
		Nevada	Falchani	Macusani
	TLC Project	Option	Project	Project	Total
	$	$	$	$	$
Balance, February 28, 2022	25,273,612	-	93,737,781	16,534,354	135,545,747
Additions:
Acquisition costs	5,056,899	-	5,152,130	-	10,209,029
Royalty Buyback	4,503,000	-	-	-	4,503,000
Balance, February 28, 2023	34,833,511	-	98,889,911	16,534,354	150,257,776
Additions:
Acquisition costs	-	201,645	-	-	201,645
Balance, February 29, 2024	34,833,511	201,645	98,889,911	16,534,354	150,459,421